Investments - Schedule of Change in Allowance for Expected Credit Losses on Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments [Abstract]
Change in allowance for expected credit losses on investments	$ (56)	$ (158)	$ (195)
Additions for current year allowance for expected credit losses	85	526	(166)
Change in allowance for expected credit losses on investments	$ 29	$ 368	$ (361)